EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION EXPENSE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION EXPENSE

NOTE 11 – EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION EXPENSE

2014 Equity Incentive Plan

In September 2014, Notable’s shareholders approved the adoption of the Employee Share Ownership and Option Plan (2014) (“2014 Plan”) effective as of the closing of Notable’s public offering. Under the 2014 Plan, Notable reserved up to 26,514 Ordinary Shares. The Ordinary Shares to be issued upon exercise of the options confer the same rights as the other Ordinary Shares, immediately upon allotment. Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

2015 Equity Incentive Plan

Notable adopted the 2015 Equity Incentive Plan (the “2015 Plan”) in August 2015, which provides for the granting of ISO, NSO, and restricted shares to employees, directors, and consultants. The 2015 Plan authorized a total of 37,199 shares reserved for future issuance. Under amendments to the 2015 Plan, an additional 160,253 shares in 2017, 141,094 shares in 2019, and 31,450 shares in 2022 were authorized to be reserved for future issuance. As of June 30, 2024, there were 66,975 Ordinary Shares reserved for future issuance pursuant to the 2015 Plan.

Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.

2024 Employee Share Ownership and Option Plan

Notable adopted the 2024 Employee Share Ownership and Option Plan (the “2024 Plan”) in March 2024, which provides for the granting of ISO, NSO, restricted shares and restricted units to employees, directors, and consultants. The 2024 Plan authorized a total of 4 million shares reserved for future issuance. The shares may be increased automatically (i) on an annual basis on January 1 of each year (unless resolved otherwise by the Board of Directors), such that the number of shares issuable under the Plan shall equal 35% of the Company’s issued and outstanding share capital on a fully diluted basis; and (ii) in the event that any Ordinary Shares would have otherwise returned to the Company’s 2014 Plan, such Ordinary Shares shall be added to the 2024 Plan. As of June 30, 2024, there were 4 million Ordinary Shares reserved for future issuance pursuant to the 2024 Plan.

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Options under the 2024 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2024 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.

Share Option Awards

The following summarizes stock option activity under all of the Plans:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2023	284,437	$49.67	4.0	$-
Granted	865,299	$1.20	-	-
Cancelled	(154,368)	$67.26	-	-
Outstanding as of June 30, 2024	995,368	$4.80	9.4	$-
Exercisable as of June 30, 2024	136,101	$25.67	7.4	$-
Vested and expected to vest as of June 30, 2024	995,368	$4.80	9.4	$-

No options were exercised during the three and six months ended June 30, 2024 and 5,000 shares were exercised during the three and six months ended June 30, 2023.

During the three and six months ended June 30, 2024, the Company issued in aggregate 810,000 and 865,299 options to purchase the Company’s ordinary shares to board members, employees and consultants under the 2014 Plan and the 2024 Plan. The weighted-average grant date fair value of the options granted during the three and six months ended June 30, 2024, was $1.19 and $1.20 per share. During the three and six months ended June 30, 2023, the Company did not issue any options. Notable estimated the fair value of stock options using the Black-Scholes-Merton option pricing model which requires the use of highly subjective assumptions to determine the fair value of stock-based awards. The fair value of employee and non-employee stock options is recognized as expense on the straight-line basis over the requisite service period of the awards. These assumptions include:

●	Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

●	Expected volatility —The Company uses the volatility of the ordinary shares traded in the public market.

●	Expected term — The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the midpoint of the time-to-vesting and the contractual term of the stock-based awards. The Company utilizes this method due to lack of historical exercise data.

●	Expected dividend rate — The Company has never paid dividends on its ordinary shares and has no plans to pay dividends on its ordinary shares. Therefore, the Company used an expected dividend yield of zero.

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The fair value of stock options granted during the six months ended June 30, 2024 was estimated using the following weighted-average assumptions:

2024
Expected term (in years)	10
Risk-free interest rate	4.2% - 4.5%
Expected dividend rate	-%
Expected volatility	168.% - 170.7%

The following table summarizes the components of share-based compensation expense relating to options recognized in the Company’s condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$46	$25	$145	$51
General and administrative	109	177	143	267
Total	$155	$202	$288	$318

As of June 30, 2024, the total share-based compensation expense related to stock awards not yet recognized was $1.3 million and will be recognized over a weighted-average remaining period of approximately 2.8 years.

Restricted Share Awards

The following summarizes restricted stock awards (“RSA”) activity under all of the Plans:

Total RSAs Outstanding

Outstanding as of December 31, 2023	-
Granted	656,235
Cancelled	(15,000)
Outstanding as of June 30, 2024	641,235
Exercisable as of June 30, 2024	-
Vested and expected to vest as of June 30, 2024	641,235

During the three and six months ended June 30, 2024, the Company issued RSAs to purchase 656,235 of the Company’s ordinary shares to Board members and one consultant, with a fair market value of $780,920. None of the RSA’s have vested. Of the restricted share awards to purchase 30,000 of the Company’s ordinary shares issued to the consultant, restricted share awards to purchase 15,000 of the Company’s ordinary shares expired pursuant to their terms.

The vesting terms of 226,235 RSAs are two equal annual installments beginning with the first anniversary of the RSAs, 400,000 of the RSAs are four equal annual installments beginning with the first anniversary of the RSAs and the vesting terms of the remaining 15,000 are contingent on funding of the Company.

The following table summarizes the components of share-based compensation expense relating to RSAs recognized in the Company’s condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$-	$-	$-	$-
General and administrative	763	-	763	-
Total	$763	$-	$763	$-

As of June 30, 2024, the total share-based compensation expense related to stock awards not yet recognized was $0.0 million.

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE

2000 Plan

In February 2000, Notable’s Board of Directors approved an option plan (the “2000 Plan”) as amended through 2008. Under the 2000 Plan, the Company reserved up to 40,674 Ordinary Shares of NIS 0.01 par value of the Company for allocation to employees and non-employees. Each option provides the holder the right to exercise such option and acquire one Ordinary Share per option. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.

2011 Plan

In April 2011, Notable’s board of directors approved a new option plan (the “2011 Plan”). Under the 2011 Plan, the Company reserved up to 21,913 Ordinary Shares (of which 4,556 Ordinary Shares shall be taken from the unallocated pool reserved under the 2000 Plan) for allocation to employees and non-employees. Any option which was granted under the 2011 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

2014 Equity Incentive Plan

In September 2014, Notable’s shareholders approved the adoption of the Employee Share Ownership and Option Plan (2014) (“2014 Plan”) effective as of the closing of the public offering. Under the 2014 Plan, Notable reserved up to 26,514 Ordinary Shares (of which 800 Ordinary Shares shall be taken from the unallocated pool reserved under the 2011 Plan). The Ordinary Shares to be issued upon exercise of the options confer the same rights as the other Ordinary Shares, immediately upon allotment. Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

2015 Equity Incentive Plan

Notable US adopted the 2015 Equity Incentive Plan (the “2015 Plan”) in August 2015, which provides for the granting of ISO, NSO, and restricted shares to employees, directors, and consultants. The 2015 Plan authorized a total of 37,199 shares reserved for future issuance. Under amendments to the 2015 Plan, an additional 160,253 shares in 2017, 141,094 shares in 2019, and 31,450 shares in 2022 were authorized to be reserved for future issuance. As of December 31, 2023, there were 66,975 shares Ordinary Shares reserved for future issuance pursuant to the 2015 Plan, which was adopted by Notable pursuant to the Merger.

Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.

The following summarizes stock option activity under all of the Plans:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	179,107	$22.73	7.3	$1,419
Assumption of Notable options pursuant to merger	243,389	83.54	4.4	-
Granted	-	$-
Exercised	(48,571)	$0.35
Cancelled	(89,488)	$44.74
Outstanding as of December 31, 2023	284,437	$49.67	4.0	$-
Exercisable as of December 31, 2023	227,800	$51.97	0.9	$-
Vested and expected to vest as of December 31, 2023	284,437	$49.67	4.0	$-

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The aggregate intrinsic value of stock options exercised was $0 thousand and $74 thousand for the years ended December 31, 2023, and 2022, respectively. There was no restricted stock activity (RSA) under the 2015 Plan for the year ended December 31, 2023 and 2022.

Assumption of Notable US Stock Options

Under the terms of the Merger Agreement, Notable assumed all of pre-Merger Notable US’ rights and obligations under pre-Merger Notable US’ stock options that were outstanding immediately prior to the effective time of the Merger, and each such stock option, whether or not vested, was converted into a stock option representing the right to purchase Notable Ordinary Shares, on terms substantially the same as those in effect immediately prior to the effective time, except that the number of Notable Ordinary Shares issuable and the exercise price per share of such stock options was adjusted by the Reverse Stock Split.

Stock-Based Compensation Expense

There were no options granted during the year ended December 31, 2023. Weighted-average grant date fair value of the options granted during the year ended December 31, 2022, was $1.03 per share. Notable US estimated the fair value of stock options using the Black-Scholes option pricing model which requires the use of highly subjective assumptions to determine the fair value of stock-based awards. The fair value of employee and non-employee stock options is recognized as expense on the straight-line basis over the requisite service period of the awards. These assumptions include:

●	Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

●	Expected volatility — Since the Company was privately held and did not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded biotechnology companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty. Since becoming a public company, the Company will use the volatility of the ordinary shares traded in the public market.

●	Expected term — The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the midpoint of the time-to-vesting and the contractual term of the stock-based awards. The Company utilizes this method due to lack of historical exercise data.

●	Expected dividend rate — The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The fair value of employee stock options granted during the years ended December 31, 2023, and 2022 was estimated using the following weighted-average assumptions:

	Year ended December 31,
	2023	2022
Expected term (in years)	-	6.00
Risk-free interest rate	-%	1.61%
Expected dividend rate	-%	0.0%
Expected volatility	-%	75.73%

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The following table summarizes the components of stock-based compensation expense relating to options recognized in the Company’s statement of operations and comprehensive loss (in thousands):

	Year ended December 31,
	2023	2022
Research and development	$100	$146
General and administrative	489	435
Total	$589	$581

As of December 31, 2023, the total stock-based compensation expense related to stock awards not yet recognized was $0.4 million and will be recognized over a weighted-average remaining period of approximately 0.5 years.